LOANS AND DEBENTURES	12 Months Ended
Dec. 31, 2022
Loans And Debentures
LOANS AND DEBENTURES

22.	LOANS AND DEBENTURES

Financing source	Principal maturuty	Annual financial cost	Currency	2022			2021
				Current	Non current	Total	Total
Foreign currency
Eurobonds (1)	2024	9.25%	U$$	30	3,945	3,975	5,623
(-) Transaction costs				-	(6)	(6)	(8)
(±) Interest paid in advance (2)				-	(9)	(9)	(14)
Debt in foreign currency				30	3,930	3,960	5,601
BRAZILIAN CURRENCY
Eletrobrás (3)	2023	UFIR + 6.00% at 8.00%	R$	2	-	2	6
Sonda (4)	2022	110.00% of CDI	R$	-	-	-	52
Debt in Brazilian currency				2	-	2	58
Total of loans				32	3,930	3,962	5,659
Debentures - 3rd Issue - 3rd Series (5)	2022	IPCA + 6.20%	R$	-	-	-	428
Debentures - 3rd Issue - 3rd Series (3)(7)	2025	IPCA + 5.10%	R$	330	583	913	1,147
Debentures - 7th Issue - 1st Series (3)(7)	2024	CDI + 0.45%	R$	545	271	816	1,356
Debentures - 7th Issue - 2nd Series (3)(7)	2026	IPCA + 4.10%	R$	3	1,861	1,864	1,760
Debentures - 8th Issue - 1st Series (3)(7)	2027	CDI + 1.35%	R$	3	500	503	-
Debentures - 8th Issue - 2nd Series (3)(7)	2029	IPCA + 6.10%	R$	1	506	507	-
Debentures - 4th Issue - 1st Series (8)	2022	TJLP + 1.82%	R$	-	-	-	10
Debentures - 4th Issue - 2nd Series (8)	2022	Selic + 1.82%	R$	-	-	-	4
Debentures - 4th Issue - 3rd Series (8)	2022	TJLP + 1.82%	R$	-	-	-	11
Debentures - 4th Issue - 4th Series (8)	2022	Selic + 1.82%	R$	-	-	-	5
Debentures - 7th Issue - Single Series (8)	2023	CDI + 1.50%	R$	20	-	20	40
Debentures - 8th Issue - Single Series (8)	2031	IPCA + 5.27%	R$	20	1,024	1,044	987
Debentures - 9th Issue - 1st Series (6)	2027	CDI + 1.33%	R$	3	700	703	-
Debentures - 9th Issue - 2nd Series (6)	2029	IPCA + 7.63%	R$	1	302	302	-
(-) Discount on the issuance of debentures (6)				-	(12)	(12)	(15)
(-) Transaction costs				(3)	(39)	(42)	(28)
Total, debentures				923	5,696	6,618	5,705
Total				955	9,626	10,580	11,364

(1)	In December 2022, CEMIG GT performed the partial repurchase of debt securities in the foreign market (Eurobonds) of its issue, in the principal amount of U$244 million (U$500 million in August 2021). More details of this operation are presented in this Note;
(2)	Anticipation of funds to achieve the rate of return to maturity (Yield to Maturity) agreed in the Eurobonds contract;
(3)	Debentures issued by CEMIG Distribuição;
(4)	In December 2022, the Company concluded the sale of all its interest in the capital stock of Ativas Data Center S.A. to Sonda Procwork Informática Ltda. For further details of this operation see Note 32;
(5)	In February 2022 CEMIG GT settled the debenture - 3rd Issue - 3rd Series;
(6)	In December 2022 CEMIG GT settled the 9th issue of simple debentures. More details of this operation are given in this Note;
(7)	Simple debentures, not convertible into shares, registered and book-entry, and there are no renegotiation clauses;
(8)	Gasmig. The proceeds from the 8th debenture issue, concluded by Gasmig on September 10, 2020, in the amount of R$850,000, were used to redeem the promissory notes issued on September 26, 2019, with a term of 12 months, whose proceeds were fully allocated to the payment of the concession bonus of the gas distribution concession contract;

The debentures issued by the subsidiaries are non-convertible, there are no agreements for renegotiation, nor debentures held in treasury.

Partial repurchase of Eurobonds - Tender Offer

On November 28, 2022, the second stage of CEMIG GT's cash tender offer (‘Tender Offer’) for debt securities in the foreign market of its issue, maturing in 2024, bearing interest at 9.25% per annum, in the principal amount of up to US$250 million, was initiated.

The figures below represents the Tender Offer accepted by investors on the liquidation of the Eurobond and the liquidation of the related derivative financial instruments:

	%	US$	R$
Principal Amount	100.00	244	1,297
Premium to the market price + Tender	3.08	8	40
Discount	0.02	-	-
Accrued interests	0.41	1	5
Financial settlement total		253	1,342

IOF (‘financial operations tax’) levied on premium	0.02	-	-
Income tax on premium	0.54	1	7
Income tax on accrued interests	0.07	-	1
Financial settlement income tax on accrued interests		1	8

Total of payments		254	1,350

Partial disposal of hedge		-	(192)
NDF positive adjustment (*)		-	(32)
Total		254	1,126

(i)	It relates to the second phase of the Tender Offer expired on December 23, 2022. A total of US$244 million was subject to acceptance by investors, of which US$241 thousand were settled in advance on December 21, 2022, considering the acceptances made by investors up to December 9, 2022 (Early Tender). The remaining amount of US$3 thousand was accepted by investors after the Early Tender. Holders of Notes that validated their Notes by the Early Tender Offering Time were eligible to receive $1 for every $1 of principal amount. For holders who validated their Notes after the First Tender Offer Time, but still within the expiration date, were eligible to receive $0,981 for each $1 principal amount;
(ii)	Holders of Notes that were validly tendered and accepted for purchase also received accrued and unpaid interest from, and including, the last interest payment date through, but not including, the initial settlement date, which occurred on December 21, 2022 and final which occurred on December 28, 2022, respectively;
(iii)	Difference between the dollar PTAX on the purchase date (R$5.2040) and the financial instrument - NDF, protecting against foreign exchange, with the dollar purchase cap of R$5.3183.

Funding raised

On December 22, 2022, CEMIG GT concluded the 9th issuance of simple debentures, not convertible into shares, unsecured, with additional fiduciary guarantee, in two series, in the total amount of R$1,000, which were object of a public distribution offer, with restricted distribution efforts, pursuant to the CVM regulation.

The following were placed in this restricted offering:

i.	1st series: 700 thousand Debentures, totaling R$700, earning CDI + 1.33%, maturing in 5 years, whose resources will be allocated to the Company's cash replenishment; and
ii.	2nd series: 300 thousand Debentures, in the amount of R$300, at the remuneration rate of IPCA + 7.6245%, maturing in 7 years, whose resources will be allocated to the reimbursement of expenses related to renewable energy generation and energy efficiency projects considered to be a priority for the purposes of Law 12,431/2011 and its amendments, and also considering the allocation to such projects, the Second Series Debentures are characterized as ‘green debentures’.

Additionally, it should be noted that the credit risk rating agency Fitch Ratings has assigned a AA+(bra) rating to the Issue.

Company	Entry Date	Due Date Principal	Financial charges	Value
BRAZILIAN CURRENCY
Debentures - 9th Issue - 1st Series	December 2022	2027	CDI + 1.33%	700
Debentures - 9th Issue - 2nd Series	December 2022	2029	IPCA + 7.6245%	300
(-) Transaction costs				(6)
Total				994

On June 29, 2022, CEMIG D completed the 8th issuance of non-convertible debentures, with surety guarantee, in two Series, for a total of R$1,000, which were the subject of a public offering for distribution, with limited efforts, in accordance with CVM regulations.

The following were placed in this restricted offering:

i.	1st Series: 500 Debentures, with total amount of R$500, remuneration at the CDI Rate + 1.35%, and maturity at five years, the proceeds to be allocated to strengthening the Company’s cash position; and
ii.	2nd Series: 500 Debentures, with total amount of R$500, remuneration at the CDI Rate + 6.10%, and maturity at seven years, the proceeds to be allocated to expenditure on the project to expand electricity distribution, as detailed in the issue documents of the Debentures.

Company	Entry Date	Due Date Principal	Annual Financial Charges	Value
			anuais
Brazilian currency
Debentures - 8th Issue - 1st Series	June of 2022	2027	CDI + 1.35%	500
Debentures - 8th Issue - 2nd Series	June of 2022	2029	6.10% do IPCA	500
(-) Transaction costs				(12)
(-) Discount (1)				-
Total				988

(1)	Discount on the issue of debentures referring to the 2nd series of debentures.

Guarantees

The guarantees of the debt balance on loans and debentures, on December 31, 2022, were as follows:

2022
Promissory notes and Sureties	4,871
Guarantee and Receivables	2,663
Receivables	1,998
Shares	2
Unsecured	1,046
Total	10,580

The composition of loans and debentures, by currency and index, with the respective amortization, is as follows:

	2023	2024	2025	2026	2027	2028 onwards	Total
Currency
US dollar	30	3,945	-	-	-	-	3,975
Total, currency denominated	30	3,945	-	-	-	-	3,975
Index
IPCA (1)	355	399	1,336	1,051	126	1,362	4,630
UFIR/RGR (2)	2	-	-	-	-	-	2
CDI (3)	571	270	233	233	733	-	2,041
Total by index	928	669	1,569	1,284	860	1,362	6,673
	2023	2024	2025	2026	2027	2028 onwards	Total
(-) Transaction costs	(3)	(8)	(5)	(5)	(5)	(21)	(47)
(±) Interest paid in advance	-	(9)	-	-	-	-	(9)
(-) Discount	-	-	(6)	(6)	-	-	(12)
Overall total	955	4,597	1,559	1,273	855	1,341	10,580

(1)	Expanded National Customer Price (IPCA) Index.
(2)	Fiscal Reference Unit (Ufir / RGR).
(3)	CDI: Interbank Rate for Certificates of Deposit.
(4)	Interest rate reference unit (URTJ) / Long-Term Interest Rate (TJLP)

The US dollar and index used for monetary updating of Loans had the following variations:

Currency	Accumulated change on 2022 (%)	Accumulated change on 2021 (%)	Indexer	Accumulated change on 2022 (%)	Accumulated change on 2021 (%)
US dollar	(6.50)	7.39	IPCA	5.79	10.06
			CDI	12.39	4.39
			TJLP	35.34	16.92

The changes in loans and debentures are as follows:

Balance on December 31, 2019	14,777
Liabilities arising from business combination	10
Initial balance for consolidation purposes	14,787
Loans obtained	850
Transaction costs	(24)
Monetary variation	187
Exchange rate variation	1,742
Financial charges provisioned	1,211
Amortization of transaction cost	15
Financial charges paid	(1,212)
Amortization of financing	(2,531)
Reclassification to ‘Other obligations’	(8)
Subtotal	15,017
FIC Pampulha: Marketable securities of subsidiary companies	3
Balance on December 31, 2020	15,020
Liabilities arising from business combination (1)	13
Monetary variation	331
Exchange rate variation	353
Financial charges provisioned	1,162
Discount and premium on repurchase of debt securities (Eurobonds)	491
Amortization of transaction cost	20
Financial charges paid	(1,589)
Amortization of financing	(4,437)
Balance on December 31, 2021	11,364
Borrowings	2,000
Transaction costs	(18)
Net borrowings	1,981
Monetary variation	167
Exchange variation	(338)
Accrued financial charges	975
Premium on repurchase of debt securities (Eurobonds)	47
Amortization of transaction cost	7
Financial charges paid	(1,010)
Amortization of financing	(2,613)
Balance on December 31, 2022	10,580

Borrowing costs, capitalized

Borrowing costs directly related to the acquisition, construction or production of an asset that necessarily requires substantial time to be completed for its intended use or sale are capitalized as part of the cost of the corresponding asset. All other borrowing costs are expensed in the period in which they are incurred. Borrowing costs comprise interest and other costs incurred by the Company related to Loans and debentures.

The subsidiaries CEMIG D and Gasmig considered the costs of loans and debentures linked to construction in progress as construction costs of intangible and concession contract assets, as follows:

	2022	2021	2020
Costs of loans and debentures	975	1,162	1,211
Financing costs on intangible assets and contract assets (1)	(47)	(15)	(33)
Net effect in income or loss	928	1,147	1,178

(1)	The average capitalization rate p.a. on December 31, 2022 was 11.36% (9.44% on December 31, 2021).

The amounts of the capitalized borrowing costs have been excluded from the statement of cash flows, in the additions to cash flow of investment activities, as they do not represent an outflow of cash for acquisition of the related asset.

Restrictive covenants

There are early maturity clauses for cross-default in the event of non-payment by CEMIG GT or by the Company, of any pecuniary obligation with individual or aggregate value greater than R$50 (‘cross default’).

The Company has contracts with financial covenants as follows:

Title - Security	Covenant	Ratio required - Issuer	Ratio required CEMIG (guarantor)	Compliance required
Eurobonds CEMIG GT (1)	Net debt / Adjusted Ebitda for the Covenant (3)	2.5 or less	3.0 or less	Semi-annual and annual
7th and 8th Debentures Issuance CEMIG D	Net debt / Adjusted Ebitda	3.5 or less	3.0 or less	Semi-annual and annual
Gasmig Debentures (2)	General indebtedness (Total liabilities/Total assets)	Less than 0.6	-	Annual
	Ebitda / Debt servicing	1.3 or more	-	Annual
	Ebitda / Net finance results	2.5 or more	-	Annual
	Net debt / Ebitda	The following or less: 2.5	-	Annual
8th Debentures Issuance Gasmig Single series (3)	Ebitda/Debt servicing	1.3 or more	-	Annual
	Net debt/EBITDA	3.0 or less	-	Annual
9th Debenture Issue CEMIG GT 1st and 2nd Series (4)	Net debt / Adjusted Ebitda	3.5 or less	3.0 from Dec. 31st, 2022 to Jun. 30th, 2026 and, 3.5 from Dec. 31st, 2026 onwards	Semi-annual and annual

(1)	Adjusted Ebtida corresponds to earnings before interest, income taxes and social contribution on net income, depreciation and amortization, calculated in accordance with CVM Resolution 156, dated June 23, 2022, from which non-operating income, any credits and non-cash gains that increase net income are subtracted, to the extent that they are non-recurring, and any cash payments made on a consolidated basis during such period in respect of non-cash charges that were added back in the determination of Ebtida in any prior period, and increased by non-cash expenses and non-cash charges, to the extent that they are non-recurring.
(2)	If Gasmig is unable to achieve the required index, it will, within 120 days from the date of written notice from BNDESPAR or BNDES, provide guarantees acceptable to the debenture holders for the total amount of the debt, in compliance with the rules of the National Monetary Council, unless the required indexes are reestablished within that period. Certain contractually foreseen situations may cause early maturity of other debts (cross default).
(3)	Non-compliance with financial covenants implies non-automatic early maturity. If early maturity is declared by the debenture holders, Gasmig must make the payment upon receipt of the notification.
(4)	Non-compliance with financial covenants implies early maturity resulting in the immediate enforceability of payment by CEMIG GT of the Unit Nominal Value or Updated Unit Nominal Value of the Debentures, as the case may be, plus remuneration, in addition to the other charges due, regardless of judicial or extrajudicial notice, notification or interpellation.

Management monitors these indexes, so that the conditions are satisfied.

The information on the derivative financial instruments (swaps) contracted to hedge the debt servicing of the Eurobonds (principal, in foreign currency, plus interest), and the Company’s exposure to interest rate risks, are disclosed in Note 31.